RISK MANAGEMENT - Investment debt securities - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	28,040,520	28,234,132
Debt securities [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	4,381,752	3,925,627
Debt securities [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	2,213,308	2,649,544
Debt securities [member] | Gross carrying amount [member] | Multilateral - Bladex (Foreign Trade Bank of Latin America)
Disclosure of financial assets [line items]
Financial assets	277,501	222,023
Debt securities [member] | Gross carrying amount [member] | Brazil
Disclosure of financial assets [line items]
Financial assets	264,073	735,442
Debt securities [member] | Gross carrying amount [member] | Mexico
Disclosure of financial assets [line items]
Financial assets	221,754	344,855
Debt securities [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	143,513	4,953,097
Debt securities [member] | Gross carrying amount [member] | Chile
Disclosure of financial assets [line items]
Financial assets	115,033	257,825
Debt securities [member] | Gross carrying amount [member] | Multilateral - Andean Development Corporation (Corporacion Andina de Fomento)
Disclosure of financial assets [line items]
Financial assets	111,124	114,936
Debt securities [member] | Gross carrying amount [member] | Peru
Disclosure of financial assets [line items]
Financial assets	102,190	97,145
Debt securities [member] | Gross carrying amount [member] | Multilateral - International Bank for Reconstruction and Development
Disclosure of financial assets [line items]
Financial assets	89,266	92,249
Debt securities [member] | Gross carrying amount [member] | Multilateral - Inter-American Corporation for the Financing of Infrastructure
Disclosure of financial assets [line items]
Financial assets	26,935	27,008
Debt securities [member] | Gross carrying amount [member] | Paraguay
Disclosure of financial assets [line items]
Financial assets	$ 8,593	7,789
Debt securities [member] | Gross carrying amount [member] | Guatemala
Disclosure of financial assets [line items]
Financial assets		2,275,076
Debt securities [member] | Gross carrying amount [member] | Honduras
Disclosure of financial assets [line items]
Financial assets		2,088,894
Debt securities [member] | Gross carrying amount [member] | Nicaragua
Disclosure of financial assets [line items]
Financial assets		1,139,903
Debt securities [member] | Gross carrying amount [member] | El Salvador
Disclosure of financial assets [line items]
Financial assets		816,076
Debt securities [member] | Gross carrying amount [member] | Dominican Republic
Disclosure of financial assets [line items]
Financial assets		20,547
Debt securities [member] | Gross carrying amount [member] | Multilateral - Central American Bank for Economic Integration
Disclosure of financial assets [line items]
Financial assets		$ 8,055